Long-term Investments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Equity securities without readily determinable fair value, amount	$ 163		¥ 1,065,000	¥ 1,715,000
Marketable securities, unrealized gain (loss)		¥ 0
Investment Income, Dividend	$ 100	¥ 650,000